Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 15, 2013
Document and Entity Information
Entity Registrant Name	First Clover Leaf Financial Corp.
Entity Central Index Key	0001283582
Document Type	10-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 39,300,000
Entity Common Stock, Shares Outstanding		7,347,000
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY